CONCENTRATION OF RISKS (Tables)	6 Months Ended
Jun. 30, 2022
CONCENTRATION OF RISKS
Summary of suppliers accounted for 10% of more of the Group's costs

	For the six months ended June 30,
	2021	2022
	US$	US$
A	17.8%	18.7%